6. Concentrations (Details Narrative) - Quarterly	11 Months Ended	2 Months Ended	3 Months Ended	2 Months Ended	11 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2013 Customer Concentration Risk [Member]	Mar. 31, 2013 Customer Concentration Risk [Member] Quarterly Member	Mar. 31, 2014 Customer Concentration Risk [Member] Quarterly Member	Mar. 31, 2013 Customer Concentration Risk 2 [Member] Quarterly Member	Dec. 31, 2013 Supplier Concentration Risk [Member]	Mar. 31, 2013 Supplier Concentration Risk [Member] Quarterly Member	Mar. 31, 2014 Supplier Concentration Risk [Member] Quarterly Member
Concentrations	51.00%	27.00%	70.00%	39.00%	81.00%	100.00%	100.00%